Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 19,867	$ 22,448
Short-term restricted cash	298	346
Short-term deposits	42,309	62,262
Marketable securities	56,733	55,587
Trade receivables, net	865	1,271
Other receivables and prepaid expenses	1,166	3,043
Total current assets	121,238	144,957
Non-current assets
Other long-term assets	432	606
Property and equipment, net	838	1,043
Operating lease right-of-use assets, net	1,628	2,040
Total non-current assets	2,898	3,689
Total assets	124,136	148,646
Current liabilities
Account payables	827	1,020
Other payables and accrued expenses	5,246	10,958
Deferred revenue	232	216
Current portion of operating lease liabilities	642	729
Current portion of contingent consideration	2,972	165
Total current liabilities	9,919	13,088
Non-Current liabilities
Warrants for ordinary shares	104	155
Operating lease liabilities, less current portion	852	1,225
Contingent consideration, less current portion	0	746
Other non-current liabilities	0	4
Total non-current liabilities	956	2,130
Total liabilities	10,875	15,218
Shareholders’ equity:
Ordinary shares, no par value; 30,000,000 shares authorized as of June 30, 2023, and December 31, 2022; 9,650,266 and 9,458,682 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively;	0	0
Additional paid-in capital	373,658	370,412
Accumulated other comprehensive loss	(5,466)	(4,850)
Accumulated deficit	(254,931)	(232,134)
Total shareholders' equity	113,261	133,428
Total liabilities and Shareholders' Equity	$ 124,136	$ 148,646